Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Due from Government institutions	$ 1,442	$ 607
Income tax receivable	453	122
Prepaid expenses	368	561
Deposits for operating leases	193	167
Due from related parties (See Note 17)	133	681
Other	24	1,077
Other current assets	$ 2,613	$ 3,215